Cover Page	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	Lixiang Education Holding Co., Ltd.
Entity Central Index Key	0001814067
Current Fiscal Year End Date	--12-31
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	66,667,000
Entity Address, Country	CN
Entity Voluntary Filers	No
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	WWC, P.C.
Auditor Firm ID	1171
Auditor Location	San Mateo, California
Entity File Number	001-39559
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, City or Town	Lishui City
Entity Address, Address Line Two	Liandu District
Entity Address, Postal Zip Code	323000
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	CN
Entity Address, Address Line One	No. 818 Hua Yuan Street
Entity Address, City or Town	Lishui City
Entity Address, Address Line Two	Liandu District
Entity Address, Postal Zip Code	323000
Contact Personnel Name	Luoyuan Ye
Local Phone Number	2267142
Contact Personnel Email Address	irlxeh@lsmxjy.com
Country Region	86
City Area Code	578
American Depositary Shares [Member]
Document Information [Line Items]
Trading Symbol	LXEH
Title of 12(b) Security	American depositary shares, each representing five ordinary shares
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information [Line Items]
No Trading Symbol Flag	true
Title of 12(b) Security	Ordinary shares, par value US$0.0001 per share
Security Exchange Name	NASDAQ